RISK MANAGEMENT - Changes in gross carrying amount (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 304,853,883
Financial assets at end of period	$ 305,457,293	$ 304,853,883
TRM variation | $ / $	(652.07)	587.1	(988.15)
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 24,138,538
Financial assets at end of period	22,216,161	$ 24,138,538
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	251,981,889
Financial assets at end of period	243,432,271	251,981,889
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	190,129,486
Financial assets at end of period	184,225,973	190,129,486
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	200,136,125	186,203,770	$ 188,313,361
New financial assets originated or purchased	149,793,215	123,076,799	122,753,246
Financial assets that have been paid	(131,857,537)	(108,994,734)	(114,598,525)
Net remeasurement of amortized cost and other receivables	(444,711)	(105,884)	622,375
Reclassification MFG operation	(14,815,727)
Write-offs	(5,673,011)	(5,486,764)	(4,176,499)
Sale of loan portfolio - loss allowance	(302,306)	(134,655)	(361,380)
Sale of loan portfolio - cash	(125,012)	(282,627)	(113,460)
Gain or loss on sale portfolio	12,139	86	3,331
Discontinued operations	1,110,214	1,114,776	1,168,073
FX and other movements	(5,177,446)	4,745,358	(7,406,752)
Financial assets at end of period	192,655,943	200,136,125	186,203,770
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	110,756,010
Financial assets at end of period	105,824,421	110,756,010
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	116,119,698
Financial assets at end of period	110,086,500	116,119,698
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	110,051,750
Financial assets at end of period	104,047,053	110,051,750
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	115,414,643	107,047,817	104,775,099
New financial assets originated or purchased	97,671,464	81,563,112	77,509,568
Financial assets that have been paid	(91,226,971)	(75,879,262)	(71,469,411)
Net remeasurement of amortized cost and other receivables	(302,820)	(1,298,146)	1,431,410
Reclassification MFG operation	(7,730,539)
Write-offs	(1,981,619)	(1,219,830)	(667,993)
Sale of loan portfolio - loss allowance	(186,846)	(94,960)	(194,305)
Sale of loan portfolio - cash	(114,774)	(22,804)	(78,613)
Gain or loss on sale portfolio	24,901	5,633	(7,415)
Discontinued operations	575,665	1,630,298	1,655,022
FX and other movements	(3,834,120)	3,682,785	(5,905,545)
Financial assets at end of period	108,308,984	115,414,643	107,047,817
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	704,260
Financial assets at end of period	1,777,368	704,260
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	705,055	392,607	5,967,743
New financial assets originated or purchased	2,251,099	415,418	206,661
Financial assets that have been paid	(940,957)	(141,132)	(6,003,176)
Net remeasurement of amortized cost and other receivables	(2,812)	1,870	(1,391)
Reclassification MFG operation	(138,892)
Discontinued operations	(1,904)
FX and other movements	(94,073)	36,292	222,770
Financial assets at end of period	1,777,516	705,055	392,607
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	57,810,307
Financial assets at end of period	56,791,437	57,810,307
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	61,976,325	59,999,611	59,419,444
New financial assets originated or purchased	42,546,850	35,186,075	39,018,954
Financial assets that have been paid	(36,443,713)	(30,076,001)	(32,518,213)
Net remeasurement of amortized cost and other receivables	256,571	835,968	(1,086,659)
Reclassification MFG operation	(3,836,119)
Write-offs	(3,541,791)	(4,179,687)	(3,433,244)
Sale of loan portfolio - loss allowance	(115,460)	(10,064)	(167,075)
Sale of loan portfolio - cash	(10,238)	(1,658)	(34,847)
Gain or loss on sale portfolio	(12,762)	(5,547)	10,746
Discontinued operations	341,361	(322,591)	(294,274)
FX and other movements	(704,811)	550,219	(915,221)
Financial assets at end of period	60,456,213	61,976,325	59,999,611
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	21,562,412
Financial assets at end of period	21,609,555	21,562,412
Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	22,035,727	18,486,206	17,883,355
New financial assets originated or purchased	7,321,341	5,507,848	5,760,722
Financial assets that have been paid	(3,237,572)	(2,524,153)	(4,399,685)
Net remeasurement of amortized cost and other receivables	(401,303)	358,749	294,279
Reclassification MFG operation	(3,110,177)
Write-offs	(146,956)	(76,054)	(51,034)
Discontinued operations	195,092	(192,931)	(192,675)
FX and other movements	(544,442)	476,062	(808,756)
Financial assets at end of period	22,111,710	22,035,727	18,486,206
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	757
Financial assets at end of period	560	757
Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,375	277,529	267,720
New financial assets originated or purchased	2,461	404,346	257,341
Financial assets that have been paid	(8,324)	(374,186)	(208,040)
Net remeasurement of amortized cost and other receivables	5,653	(4,325)	(15,264)
Write-offs	(2,645)	(11,193)	(24,228)
Sale of loan portfolio - loss allowance		(29,631)
Sale of loan portfolio - cash		(258,165)
Financial assets at end of period	1,520	4,375	277,529
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	24,138,538
Financial assets at end of period	22,216,161	24,138,538
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	6,400,933
Financial assets at end of period	5,374,202	6,400,933
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	27,050,198
Financial assets at end of period	28,455,957	27,050,198
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	49,697,404
Financial assets at end of period	55,244,258	49,697,404
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	177,196,531	164,524,561	164,906,023
Transfer from stage 1 to stage 2	(9,972,848)	(9,506,321)	(10,951,993)
Transfer from stage 1 to stage 3	(1,904,212)	(2,324,339)	(2,059,976)
Transfer from stage 2 to stage 1	4,099,867	4,633,197	9,137,025
Transfer from stage 3 to stage 1	472,961	488,967	509,414
New financial assets originated or purchased	133,064,325	114,075,744	111,919,244
Financial assets that have been paid	(112,932,038)	(98,949,746)	(103,065,373)
Net remeasurement of amortized cost and other receivables	(973,288)	476,767	1,032,328
Reclassification MFG operation	(12,067,196)
Write-offs	(86,984)	(68,315)	(114,019)
Sale of loan portfolio - loss allowance	(10)	(3,063)	(2,369)
Sale of loan portfolio - cash	(2)	(218,936)
Gain or loss on sale portfolio	(1)	(20)
Discontinued operations	922,799	(219,095)	(191,326)
FX and other movements	(4,700,309)	4,287,130	(6,594,417)
Financial assets at end of period	173,119,595	177,196,531	164,524,561
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	101,927,905	94,328,300	89,958,234
Transfer from stage 1 to stage 2	(3,898,207)	(3,045,688)	(3,831,869)
Transfer from stage 1 to stage 3	(1,069,896)	(1,417,659)	(979,725)
Transfer from stage 2 to stage 1	1,220,996	1,717,607	4,428,540
Transfer from stage 3 to stage 1	184,074	193,628	216,849
New financial assets originated or purchased	85,047,055	78,072,651	75,428,992
Financial assets that have been paid	(77,680,078)	(71,077,046)	(66,409,339)
Net remeasurement of amortized cost and other receivables	(51,136)	(385,444)	526,100
Reclassification MFG operation	(6,040,222)
Write-offs	(9,296)	(4,539)	(3,303)
Sale of loan portfolio - loss allowance	(3)
Sale of loan portfolio - cash	(1)
Discontinued operations	468,912	236,432	255,734
FX and other movements	(3,487,842)	3,309,663	(5,261,913)
Financial assets at end of period	96,612,261	101,927,905	94,328,300
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	705,055	392,607	5,967,742
New financial assets originated or purchased	2,251,099	415,418	206,661
Financial assets that have been paid	(940,957)	(141,132)	(6,003,176)
Net remeasurement of amortized cost and other receivables	(2,812)	1,870	(1,390)
Reclassification MFG operation	(138,892)
Discontinued operations	(1,904)
FX and other movements	(94,073)	36,292	222,770
Financial assets at end of period	1,777,516	705,055	392,607
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	54,689,265	52,856,109	52,529,128
Transfer from stage 1 to stage 2	(4,500,953)	(4,910,035)	(5,701,009)
Transfer from stage 1 to stage 3	(777,987)	(855,865)	(1,029,073)
Transfer from stage 2 to stage 1	1,737,149	1,875,510	3,616,500
Transfer from stage 3 to stage 1	189,616	204,521	212,519
New financial assets originated or purchased	38,775,713	29,868,948	32,474,640
Financial assets that have been paid	(31,372,070)	(25,133,605)	(28,331,264)
Net remeasurement of amortized cost and other receivables	(678,545)	601,994	296,415
Reclassification MFG operation	(3,427,598)
Write-offs	(43,494)	(41,956)	(101,945)
Sale of loan portfolio - loss allowance	(7)	(21)	(2,369)
Sale of loan portfolio - cash	(1)	(5)
Gain or loss on sale portfolio	(1)	(20)
Discontinued operations	306,917	(300,151)	(275,419)
FX and other movements	(670,881)	523,841	(832,014)
Financial assets at end of period	54,227,123	54,689,265	52,856,109
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	19,873,529	16,720,997	16,226,428
Transfer from stage 1 to stage 2	(1,573,688)	(1,532,164)	(1,382,946)
Transfer from stage 1 to stage 3	(56,288)	(45,518)	(40,569)
Transfer from stage 2 to stage 1	1,141,698	1,036,878	1,082,759
Transfer from stage 3 to stage 1	99,271	90,665	79,530
New financial assets originated or purchased	6,990,303	5,389,137	3,594,678
Financial assets that have been paid	(2,938,553)	(2,280,712)	(2,142,766)
Net remeasurement of amortized cost and other receivables	(240,808)	254,106	207,149
Reclassification MFG operation	(2,460,484)
Write-offs	(34,189)	(21,818)	(8,365)
Discontinued operations	148,874	(155,376)	(171,641)
FX and other movements	(447,513)	417,334	(723,260)
Financial assets at end of period	20,502,152	19,873,529	16,720,997
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	777	226,548	224,491
Transfer from stage 1 to stage 2		(18,434)	(36,169)
Transfer from stage 1 to stage 3	(41)	(5,297)	(10,609)
Transfer from stage 2 to stage 1	24	3,202	9,226
Transfer from stage 3 to stage 1		153	516
New financial assets originated or purchased	155	329,590	214,273
Financial assets that have been paid	(380)	(317,251)	(178,828)
Net remeasurement of amortized cost and other receivables	13	4,241	4,054
Write-offs	(5)	(2)	(406)
Sale of loan portfolio - loss allowance		(3,042)
Sale of loan portfolio - cash		(218,931)
Financial assets at end of period	543	777	226,548
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	17,460,928
Financial assets at end of period	16,524,025	17,460,928
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,518,574	9,114,047	11,774,908
Transfer from stage 1 to stage 2	9,972,848	9,506,321	10,951,993
Transfer from stage 2 to stage 3	(3,460,367)	(3,841,435)	(3,372,104)
Transfer from stage 2 to stage 1	(4,099,867)	(4,633,197)	(9,137,025)
Transfer from stage 3 to stage 2	598,857	717,343	876,973
New financial assets originated or purchased	11,519,514	2,713,752	2,583,927
Financial assets that have been paid	(12,751,684)	(3,690,211)	(3,798,676)
Net remeasurement of amortized cost and other receivables	(463,725)	(811,893)	(507,018)
Reclassification MFG operation	(1,670,297)
Write-offs	(365,338)	(412,365)	(540,280)
Sale of loan portfolio - loss allowance	(357)	(793)	(1,809)
Sale of loan portfolio - cash	(33)	(12,540)	(694)
Gain or loss on sale portfolio	(41)	(558)	(59)
Discontinued operations	112,276	660,046	671,991
FX and other movements	(248,985)	210,057	(388,080)
Financial assets at end of period	8,661,375	9,518,574	9,114,047
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,464,250	3,530,534	5,672,094
Transfer from stage 1 to stage 2	3,898,207	3,045,688	3,831,869
Transfer from stage 2 to stage 3	(1,161,965)	(1,317,836)	(986,422)
Transfer from stage 2 to stage 1	(1,220,996)	(1,717,607)	(4,428,540)
Transfer from stage 3 to stage 2	278,400	327,186	327,479
New financial assets originated or purchased	10,307,334	1,151,665	924,475
Financial assets that have been paid	(10,557,970)	(1,565,432)	(1,587,486)
Net remeasurement of amortized cost and other receivables	(194,087)	(828,388)	(679,777)
Reclassification MFG operation	(811,177)
Write-offs	(5,078)	(3,780)	(2,131)
Sale of loan portfolio - loss allowance	(3)
Sale of loan portfolio - cash	(1)
Discontinued operations	49,220	706,131	698,670
FX and other movements	(128,876)	136,089	(239,697)
Financial assets at end of period	3,917,258	3,464,250	3,530,534
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,687,252	4,408,775	4,928,963
Transfer from stage 1 to stage 2	4,500,953	4,910,035	5,701,009
Transfer from stage 2 to stage 3	(1,909,116)	(2,127,198)	(2,089,300)
Transfer from stage 2 to stage 1	(1,737,149)	(1,875,510)	(3,616,500)
Transfer from stage 3 to stage 2	216,466	291,914	480,525
New financial assets originated or purchased	1,038,560	1,482,560	1,586,440
Financial assets that have been paid	(2,079,908)	(1,989,366)	(2,095,326)
Net remeasurement of amortized cost and other receivables	(128,026)	(26,806)	140,719
Reclassification MFG operation	(362,754)
Write-offs	(342,995)	(395,579)	(533,321)
Sale of loan portfolio - loss allowance	(354)	(602)	(1,809)
Sale of loan portfolio - cash	(32)	(143)	(694)
Gain or loss on sale portfolio	(41)	(558)	(59)
Discontinued operations	26,258	(16,169)	(13,883)
FX and other movements	(35,340)	25,899	(77,989)
Financial assets at end of period	3,873,774	4,687,252	4,408,775
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,367,033	1,160,785	1,159,795
Transfer from stage 1 to stage 2	1,573,688	1,532,164	1,382,946
Transfer from stage 2 to stage 3	(389,286)	(381,561)	(271,352)
Transfer from stage 2 to stage 1	(1,141,698)	(1,036,878)	(1,082,759)
Transfer from stage 3 to stage 2	103,954	96,914	66,023
New financial assets originated or purchased	173,598	63,254	71,625
Financial assets that have been paid	(113,749)	(116,394)	(109,535)
Net remeasurement of amortized cost and other receivables	(141,601)	43,166	30,833
Reclassification MFG operation	(496,366)
Write-offs	(17,265)	(12,570)	(3,601)
Discontinued operations	36,798	(29,916)	(12,796)
FX and other movements	(84,769)	48,069	(70,394)
Financial assets at end of period	870,337	1,367,033	1,160,785
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	39	13,953	14,056
Transfer from stage 1 to stage 2		18,434	36,169
Transfer from stage 2 to stage 3		(14,840)	(25,030)
Transfer from stage 2 to stage 1	(24)	(3,202)	(9,226)
Transfer from stage 3 to stage 2	37	1,329	2,946
New financial assets originated or purchased	22	16,273	1,387
Financial assets that have been paid	(57)	(19,019)	(6,329)
Net remeasurement of amortized cost and other receivables	(11)	135	1,207
Write-offs		(436)	(1,227)
Sale of loan portfolio - loss allowance		(191)
Sale of loan portfolio - cash		(12,397)
Financial assets at end of period	6	39	13,953
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	130,745
Financial assets at end of period	144,086	130,745
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	13,421,020	12,565,162	11,632,430
Transfer from stage 1 to stage 3	1,904,212	2,324,339	2,059,976
Transfer from stage 2 to stage 3	3,460,367	3,841,435	3,372,104
Transfer from stage 3 to stage 2	(598,857)	(717,343)	(876,973)
Transfer from stage 3 to stage 1	(472,961)	(488,967)	(509,414)
New financial assets originated or purchased	5,209,376	6,287,303	8,250,075
Financial assets that have been paid	(6,173,815)	(6,354,777)	(7,734,476)
Net remeasurement of amortized cost and other receivables	992,302	229,242	97,065
Reclassification MFG operation	(1,078,234)
Write-offs	(5,220,689)	(5,006,084)	(3,522,200)
Sale of loan portfolio - loss allowance	(301,939)	(130,799)	(357,202)
Sale of loan portfolio - cash	(124,977)	(51,151)	(112,766)
Gain or loss on sale portfolio	12,181	664	3,390
Discontinued operations	75,139	673,825	687,408
FX and other movements	(228,152)	248,171	(424,255)
Financial assets at end of period	10,874,973	13,421,020	12,565,162
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	10,022,488	9,188,983	9,144,771
Transfer from stage 1 to stage 3	1,069,896	1,417,659	979,725
Transfer from stage 2 to stage 3	1,161,965	1,317,836	986,422
Transfer from stage 3 to stage 2	(278,400)	(327,186)	(327,479)
Transfer from stage 3 to stage 1	(184,074)	(193,628)	(216,849)
New financial assets originated or purchased	2,317,075	2,338,796	1,156,101
Financial assets that have been paid	(2,988,923)	(3,236,784)	(3,472,586)
Net remeasurement of amortized cost and other receivables	(57,597)	(84,314)	1,585,087
Reclassification MFG operation	(879,140)
Write-offs	(1,967,245)	(1,211,511)	(662,559)
Sale of loan portfolio - loss allowance	(186,840)	(94,960)	(194,305)
Sale of loan portfolio - cash	(114,772)	(22,804)	(78,613)
Gain or loss on sale portfolio	24,901	5,633	(7,415)
Discontinued operations	57,533	687,735	700,618
FX and other movements	(217,402)	237,033	(403,935)
Financial assets at end of period	7,779,465	10,022,488	9,188,983
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period			1
Net remeasurement of amortized cost and other receivables			(1)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,599,808	2,734,727	1,961,353
Transfer from stage 1 to stage 3	777,987	855,865	1,029,073
Transfer from stage 2 to stage 3	1,909,116	2,127,198	2,089,300
Transfer from stage 3 to stage 2	(216,466)	(291,914)	(480,525)
Transfer from stage 3 to stage 1	(189,616)	(204,521)	(212,519)
New financial assets originated or purchased	2,732,577	3,834,567	4,957,874
Financial assets that have been paid	(2,991,735)	(2,953,030)	(2,091,623)
Net remeasurement of amortized cost and other receivables	1,063,142	260,780	(1,523,793)
Reclassification MFG operation	(45,767)
Write-offs	(3,155,302)	(3,742,152)	(2,797,978)
Sale of loan portfolio - loss allowance	(115,099)	(9,441)	(162,897)
Sale of loan portfolio - cash	(10,205)	(1,510)	(34,153)
Gain or loss on sale portfolio	(12,720)	(4,969)	10,805
Discontinued operations	8,186	(6,271)	(4,972)
FX and other movements	1,410	479	(5,218)
Financial assets at end of period	2,355,316	2,599,808	2,734,727
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	795,165	604,424	497,132
Transfer from stage 1 to stage 3	56,288	45,518	40,569
Transfer from stage 2 to stage 3	389,286	381,561	271,352
Transfer from stage 3 to stage 2	(103,954)	(96,914)	(66,023)
Transfer from stage 3 to stage 1	(99,271)	(90,665)	(79,530)
New financial assets originated or purchased	157,440	55,457	2,094,419
Financial assets that have been paid	(185,270)	(127,047)	(2,147,384)
Net remeasurement of amortized cost and other receivables	(18,894)	61,477	56,297
Reclassification MFG operation	(153,327)
Write-offs	(95,502)	(41,666)	(39,068)
Discontinued operations	9,420	(7,639)	(8,238)
FX and other movements	(12,160)	10,659	(15,102)
Financial assets at end of period	739,221	795,165	604,424
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,559	37,028	29,173
Transfer from stage 1 to stage 3	41	5,297	10,609
Transfer from stage 2 to stage 3		14,840	25,030
Transfer from stage 3 to stage 2	(37)	(1,329)	(2,946)
Transfer from stage 3 to stage 1		(153)	(516)
New financial assets originated or purchased	2,284	58,483	41,681
Financial assets that have been paid	(7,887)	(37,916)	(22,883)
Net remeasurement of amortized cost and other receivables	5,651	(8,701)	(20,525)
Write-offs	(2,640)	(10,755)	(22,595)
Sale of loan portfolio - loss allowance		(26,398)
Sale of loan portfolio - cash		(26,837)
Financial assets at end of period	971	3,559	$ 37,028
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	145,932
Financial assets at end of period	$ 173,848	$ 145,932